Transactions with related parties, textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due to related parties, current	$ 65	$ 105
Altair Travel Agency Sa [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	672	864	$ 1,120
Due to related parties, current	21	3
Steamship Shipbroking Enterprises Inc. [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	2,100	2,005	$ 1,451
Due to related parties, current	0	0
Due from related parties, current	0	0
Accrued bonus	$ 420	$ 140